FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL RISKS MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments Financial Risks And Capital Risks Management
SCHEDULE OF FINANCIAL INSTRUMENTS

The following table sets out the financial instruments as at the end of the reporting period:

	2022	2023	2024
	S$	S$	S$

Financial asset

Financial assets at amortized cost:
Trade and other receivables	73,144	259,120	648,772
Cash and cash equivalents	1,579,718	8,995,067	4,970,367
	1,652,862	9,254,187	5,619,139

Financial liabilities

Financial liabilities at amortized cost:
Trade and other payables	410,798	521,680	439,615
Lease liabilities	14,419	6,324	31,290
Borrowings	803,606	441,698	431,960
	1,228,823	969,702	902,865

Financial liabilities at FVTPL:
Convertible loans	3,401,237	-	-
Warrant liabilities	-	146,613	11,945
	3,401,237	146,613	11,945

SCHEDULE OF CURRENCY EXPOSURE BASED ON THE INFORMATION

The Group’s significant currency exposure and sensitivity analysis have been disclosed as follows:

	Singapore dollar (“SGD”)	Ringgit Malaysia (“MYR”)	United States dollar (“USD”)
	S$	S$	S$
December 31, 2024
Financial assets
Cash and bank balances	179,238	978,007	3,813,122
Trade and other receivables	503,889	109,371	35,512
Intra-group receivables	-	-	-
Financial assets	683,127	1,087,378	3,848,634
Financial liabilities
Trade and other payables	(172,701)	(152,401)	(114,513)
Lease liabilities	-	(31,290)	-
Borrowings	-	(431,960)	-
Warrant liabilities	-	-	(11,945)
Intra-group payables	-	-	-
Financial liabilities	(172,701)	(615,651)	(126,458)
Net financial assets	510,426	471,727	3,722,176
Add: Net financial liabilities denominated respective entities’ functional currencies	(510,426)	(471,727)	-
Currency exposure of financial assets, net of those denominated in the Company’s functional currency	-	-	3,722,176

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2022, 2023 and 2024

	SGD	MYR	USD
	S$	S$	S$
December 31, 2023
Financial assets
Cash and bank balances	432,663	186,204	8,376,200
Trade and other receivables	191,145	67,975	-
Intra-group receivables	-	-	-
Financial assets	623,808	254,179	8,376,200
Financial liabilities
Trade and other payables	(380,013)	(117,279)	(24,388)
Lease liabilities	-	(6,324)	-
Borrowings	-	(441,698)	-
Warrant liabilities	-	-	(146,613)
Intra-group payables	-	-	-
Financial liabilities	(380,013)	(565,301)	(171,001)
Net financial (liabilities)/assets	243,795	(311,122)	8,205,199
Add: Net financial assets/(liabilities) denominated respective entities’ functional currencies	(243,795)	311,122	-
Currency exposure of financial assets, net of those denominated in the Company’s functional currency	-	-	8,205,199

SCHEDULE OF NET FINANCIAL LIABILITY ASSET CURRENCY RISK
	Approximate increase/(decrease)
	2024	2023
	Loss after tax	Loss after tax
	S$	S$
USD against SGD
- strengthened	154,000	341,000
- weakened	(154,000)	(341,000)

SCHEDULE OF REMAINING CONTRACTUAL MATURITIES

	Less than 1 year or on demand	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Total undiscounted cash flow
	S$	S$	S$	S$	S$
December 31, 2024
Trade and other payables	439,615	-	-	-	439,615
Lease liabilities	9,494	9,494	15,032	-	34,020
Borrowings (excluding lease liabilities)	56,432	56,432	169,295	249,241	531,400

December 31, 2023
Trade and other payables	521,680	-	-	-	521,680
Lease liabilities	6,462	-	-	-	6,462
Borrowings (excluding lease liabilities)	53,261	53,261	159,782	288,495	554,799

SCHEDULE OF EACH CLASS OF FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE

The following table shows an analysis of each class of financial instruments measured at fair value at the reporting date:

	Fair value measurement at the reporting date using
	Quoted prices in active markets for identical instruments	Significant observant inputs other than quoted prices	Significant unobservable inputs
	(Level 1)	(Level 2)	(Level 3)	Total
	S$	S$	S$	S$
2024
Financial liabilities:
Warrant liabilities	-	11,945	-	11,945

2023
Financial liabilities:
Warrant liabilities	-	146,613	-	146,613

SCHEDULE OF CAPITAL BASED ON DEBT-TO-EQUITY RATIO

Management monitors capital based on debt-to-equity ratio. The debt-to-equity ratio is calculated as total debt divided by total equity.

	2023	2024
	S$	S$

Total borrowings (Notes 10-11)	448,022	463,250
Total equity	11,244,155	9,043,789

Debt-to-equity %	4%	5%